OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2014
Leases, Operating [Abstract]
Minimum future revenue to be received under non-cancelable operating leases
The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2014, are as follows:

(in thousands of $)
Year ending December 31,
2015	176,872
2016	160,500
2017	156,990
2018	117,070
2019	83,401
Thereafter	112,947
Total minimum lease revenues	807,780

Cost and accumulated depreciation of vessels leased to third parties on operating leases
The cost and accumulated depreciation of vessels leased to third parties on operating leases at December 31, 2014 and 2013 were as follows:

(in thousands of $)	2014	2013
Cost	1,715,510	1,360,605
Accumulated depreciation	338,377	270,989
Vessels and equipment, net	1,377,133	1,089,616